Interest income, Interest expense and Other Finance Costs - Interest and finance related costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income, Interest expense and Other Finance Costs
Interest expense	$ 58,680,985	$ 35,077,293	$ 27,082,841
Amortization and write-off of financing fees	1,994,191	1,693,117	4,233,322
Finance costs related to covenants of early termination			4,092,000
Bank charges and loan commitment fees	33,939	729,710	781,978
Other finance costs	469,951	581,855	275,282
Total	$ 61,179,066	$ 38,081,975	$ 36,465,423